Stockholders' Equity - Schedule of Stock Unit Activity (Detail) - 2017 Plan - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restricted Stock Unit
Funko, Inc. Restricted Stock Units
Unvested (in shares)	1,848
Granted (in shares)	2,084
Vested (in shares)	(992)
Forfeited (in shares)	(308)
Unvested (in shares)	2,632	1,848
Weighted Average Grant Date Fair Value
Unvested (in dollars per share)	$ 12.51
Granted (in dollars per share)	7.15
Vested (in dollars per share)	10.44
Forfeited (in dollars per share)	10.16
Unvested (in dollars per share)	$ 9.10	$ 12.51
Remaining Contractual Life	2 years 9 months 3 days	2 years 10 months 9 days
Performance Stock Unit
Funko, Inc. Restricted Stock Units
Unvested (in shares)	113
Granted (in shares)	0
Vested (in shares)	(3)
Forfeited (in shares)	(68)
Unvested (in shares)	42	113
Weighted Average Grant Date Fair Value
Unvested (in dollars per share)	$ 12.10
Granted (in dollars per share)	0
Vested (in dollars per share)	17.09
Forfeited (in dollars per share)	11.40
Unvested (in dollars per share)	$ 12.89	$ 12.10
Remaining Contractual Life	1 year	1 year 9 months